Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense/(Benefit)
a)	Income tax expense/(benefit) (in thousands)

	2019	2020	2021
Current tax:
Corporate tax	$15,676	$32,430	$33,105
Prior year adjustments	(1,652)	(96)	3,567
Total current tax	14,024	32,334	36,672
Total deferred tax benefit, net	(12,862)	(46,768)	(33,670)
Income tax expense/(benefit)	$1,162	$(14,434)	$3,002

Summary of Reconciliation of Effective Tax Rate

The tax on the Group’s (loss)/profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows (in thousands):

	2019 (1)(2)	2020 (1)(2)	2021
(Loss)/profit before tax (1)	$(392,338)	$(3,330,057)	$1,473,613
Tax at the UK tax rate of 19.00% (2020: 19.00%, 2019:19.00%)	(74,544)	(632,711)	279,986
Tax effects of:
Sundry non-taxable income	(4,414)	(9,555)	(45,567)
Sundry non-taxable expense	6,338	22,262	20,493
Non-taxable items evaluated at fair value	-	548,524	(311,379)
Taxes paid overseas and rate difference	3,853	5,816	(6,260)
Adjustments in respect of change in tax rates	-	-	(937)
Adjustments in respect of prior year	(1,652)	(96)	3,567
Unrecognized deferred tax assets	71,581	51,326	63,099
Income tax expense/(benefit)	$1,162	$(14,434)	$3,002
(2)	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
(3)	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021.